Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021
Equity (Details) [Line Items]
Ordinary shares authorized		45,000,000
Common share per value (in Dollars per share)	$ 5	$ 0.01
Common share issued		6,000,000
Sold shares		3,510,000
Gross proceeds (in Dollars)		$ 2,200,000
Initial public offering shares	2,300,000
Aggregate proceeds (in Dollars)	$ 10,425,160
Conversion of debt	392,757
Net of fees and expenses (in Dollars)	$ 515,872
Warrants issued		3,745,000
Underwriting warrants		140,000
Underwriting warrant in amount (in Dollars)		$ 754,286
Granted shares		1,504,650
Stock options (in Dollars)		$ 13,968,627
Share-based compensation (in Dollars)		6,430,158
Unamortized expense (in Dollars)		$ 7,538,469
Stock Option [Member]
Equity (Details) [Line Items]
Ordinary shares		2,300,000